Schedule of Investments (unaudited)	iShares® Russell Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Axon Enterprise Inc.(a)	174,682	$27,425,074
BWX Technologies Inc.	254,735	12,196,712
Curtiss-Wright Corp.	104,650	14,511,815
HEICO Corp.	120,203	17,335,677
HEICO Corp., Class A	215,610	27,710,197
Hexcel Corp.(a)	224,040	11,605,272
Howmet Aerospace Inc.	1,049,470	33,404,630
Huntington Ingalls Industries Inc.	105,643	19,727,774
Mercury Systems Inc.(a)	160,044	8,812,023
Spirit AeroSystems Holdings Inc., Class A(b)	280,868	12,102,602
Textron Inc.(b)	596,617	46,058,832
TransDigm Group Inc.(a)	140,509	89,403,066
Virgin Galactic Holdings Inc.(a)(b)	485,241	6,492,525
		326,786,199
Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	349,436	37,609,797
Expeditors International of Washington Inc.	456,220	61,265,784
GXO Logistics Inc.(a)(b)	260,773	23,686,011
		122,561,592
Airlines — 0.8%
Alaska Air Group Inc.(a)	327,497	17,062,594
American Airlines Group Inc.(a)	1,747,639	31,387,596
Copa Holdings SA, Class A, NVS(a)	91,272	7,544,544
Delta Air Lines Inc.(a)	1,728,074	67,533,132
JetBlue Airways Corp.(a)(b)	848,888	12,088,165
Southwest Airlines Co.(a)	1,596,112	68,377,438
United Airlines Holdings Inc.(a)	880,730	38,558,359
		242,551,828
Auto Components — 0.7%
Aptiv PLC(a)	731,934	120,732,513
BorgWarner Inc.	655,432	29,540,320
Gentex Corp.	648,142	22,587,749
Lear Corp.	161,230	29,497,029
QuantumScape Corp., Class A(a)(b)	661,704	14,683,212
		217,040,823
Automobiles — 0.1%
Harley-Davidson Inc.	410,729	15,480,376
Thor Industries Inc.(b)	142,800	14,818,356
		30,298,732
Banks — 3.2%
Bank of Hawaii Corp.	106,349	8,907,792
Bank OZK	329,521	15,332,612
BOK Financial Corp.	81,996	8,649,758
Citizens Financial Group Inc.	1,153,068	54,482,463
Comerica Inc.	354,886	30,875,082
Commerce Bancshares Inc.	303,257	20,845,886
Cullen/Frost Bankers Inc.	153,046	19,294,509
East West Bancorp. Inc.	378,964	29,816,888
Fifth Third Bancorp.	1,845,883	80,388,205
First Citizens BancShares Inc./NC, Class A(b)	16,185	13,430,961
First Hawaiian Inc.	349,100	9,540,903
First Horizon Corp.	1,450,518	23,686,959
First Republic Bank/CA	483,012	99,746,808
FNB Corp.	853,939	10,358,280
Huntington Bancshares Inc./OH	3,889,002	59,968,411
KeyCorp	2,513,124	58,128,558
M&T Bank Corp.	348,355	53,500,361

Security	Shares	Value

Banks (continued)
PacWest Bancorp.	315,977	$14,272,681
People’s United Financial Inc.	1,175,804	20,952,827
Pinnacle Financial Partners Inc.	199,120	19,015,960
Popular Inc.	213,804	17,540,480
Prosperity Bancshares Inc.	239,631	17,325,321
Regions Financial Corp.	2,609,426	56,885,487
Signature Bank/New York NY	160,781	52,007,830
Sterling Bancorp./DE	512,354	13,213,610
SVB Financial Group(a)	153,487	104,101,023
Synovus Financial Corp.	395,162	18,916,405
Umpqua Holdings Corp.	589,744	11,346,675
Webster Financial Corp.	241,442	13,482,121
Western Alliance Bancorp.	270,794	29,150,974
Wintrust Financial Corp.	156,978	14,256,742
Zions Bancorp. NA	417,288	26,355,910
		1,025,778,482
Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)	25,301	12,779,535
Brown-Forman Corp., Class A	121,194	8,215,741
Brown-Forman Corp., Class B, NVS	500,380	36,457,687
Molson Coors Beverage Co., Class B	490,382	22,729,206
		80,182,169
Biotechnology — 1.5%
Alnylam Pharmaceuticals Inc.(a)	321,600	54,536,928
BioMarin Pharmaceutical Inc.(a)	496,679	43,881,590
CureVac NV(a)(b)	142,528	4,890,136
Exact Sciences Corp.(a)(b)	462,752	36,015,988
Exelixis Inc.(a)(b)	830,224	15,176,495
Horizon Therapeutics PLC(a)	594,157	64,026,358
Incyte Corp.(a)	503,065	36,924,971
Ionis Pharmaceuticals Inc.(a)(b)	374,550	11,397,556
Iovance Biotherapeutics Inc.(a)(b)	425,299	8,118,958
Mirati Therapeutics Inc.(a)	113,321	16,623,057
Natera Inc.(a)(b)	228,788	21,366,511
Neurocrine Biosciences Inc.(a)	256,849	21,875,829
Novavax Inc.(a)(b)	204,280	29,226,340
Sage Therapeutics Inc.(a)(b)	136,620	5,811,815
Sarepta Therapeutics Inc.(a)	229,207	20,640,090
Seagen Inc.(a)	361,183	55,838,892
Ultragenyx Pharmaceutical Inc.(a)(b)	180,330	15,163,950
United Therapeutics Corp.(a)(b)	118,539	25,613,907
		487,129,371
Building Products — 2.0%
A O Smith Corp.	356,723	30,624,670
Advanced Drainage Systems Inc.	164,145	22,345,059
Allegion PLC	245,084	32,458,925
Armstrong World Industries Inc.	127,554	14,811,570
AZEK Co. Inc. (The)(a)	302,739	13,998,651
Builders FirstSource Inc.(a)	512,864	43,957,573
Carlisle Companies Inc.	140,407	34,837,785
Carrier Global Corp.	2,358,383	127,918,694
Fortune Brands Home & Security Inc.	366,366	39,164,525
Lennox International Inc.	90,035	29,203,753
Masco Corp.	658,872	46,265,992
Owens Corning	271,389	24,560,705
Trane Technologies PLC	647,202	130,754,220
Trex Co. Inc.(a)	315,182	42,559,025
		633,461,147

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets — 3.9%
Affiliated Managers Group Inc.	111,320	$18,313,253
Ameriprise Financial Inc.	302,963	91,391,819
Apollo Global Management Inc.	639,880	46,346,508
Ares Management Corp., Class A	384,542	31,251,728
Carlyle Group Inc. (The)	435,717	23,920,863
Cboe Global Markets Inc.	290,010	37,817,304
Evercore Inc., Class A	102,409	13,912,263
FactSet Research Systems Inc.	102,243	49,691,120
Franklin Resources Inc.	778,605	26,075,482
Interactive Brokers Group Inc., Class A	216,981	17,232,631
Invesco Ltd.	922,073	21,226,121
Janus Henderson Group PLC	462,528	19,398,424
Jefferies Financial Group Inc.	587,216	22,783,981
KKR & Co.Inc.	1,509,174	112,433,463
Lazard Ltd., Class A	273,194	11,919,454
LPL Financial Holdings Inc.	217,693	34,850,472
MarketAxess Holdings Inc.	101,989	41,945,016
Morningstar Inc.	63,220	21,620,608
MSCI Inc.	217,633	133,341,563
Nasdaq Inc.	315,518	66,261,935
Northern Trust Corp.	557,353	66,664,992
Raymond James Financial Inc.	502,398	50,440,759
SEI Investments Co.	293,259	17,871,204
State Street Corp.	990,383	92,105,619
Stifel Financial Corp.	275,298	19,386,485
T Rowe Price Group Inc.	611,103	120,167,294
Tradeweb Markets Inc., Class A(b)	281,819	28,221,355
Virtu Financial Inc., Class A	227,718	6,565,110
		1,243,156,826
Chemicals — 2.7%
Albemarle Corp.	315,392	73,729,188
Ashland Global Holdings Inc.	147,297	15,857,995
Axalta Coating Systems Ltd.(a)	559,988	18,546,803
Celanese Corp.	294,905	49,561,734
CF Industries Holdings Inc.	583,886	41,327,451
Chemours Co. (The)	441,440	14,814,726
Corteva Inc.	1,977,026	93,473,789
Diversey Holdings Ltd.(a)(b)	208,135	2,770,277
Eastman Chemical Co.	362,613	43,843,538
Element Solutions Inc.	623,867	15,147,491
FMC Corp.	343,142	37,707,874
Huntsman Corp.	556,783	19,420,591
International Flavors & Fragrances Inc.	690,118	103,966,277
LyondellBasell Industries NV, Class A	710,705	65,548,322
Mosaic Co. (The)	1,004,318	39,459,654
NewMarket Corp.	17,904	6,136,059
Olin Corp.	384,611	22,122,825
PPG Industries Inc.	642,052	110,715,447
RPM International Inc.	349,132	35,262,332
Scotts Miracle-Gro Co. (The)	110,044	17,717,084
Valvoline Inc.	485,759	18,113,953
Westlake Chemical Corp.	88,967	8,641,365
		853,884,775
Commercial Services & Supplies — 1.1%
ADT Inc.	442,914	3,724,907
Cintas Corp.	236,938	105,003,814
Clean Harbors Inc.(a)	135,836	13,552,358
Copart Inc.(a)	565,610	85,757,788
Driven Brands Holdings Inc.(a)	152,783	5,136,564
IAA Inc.(a)	361,836	18,316,138

Security	Shares	Value

Commercial Services & Supplies (continued)
MSA Safety Inc.	98,336	$14,844,803
Republic Services Inc.	569,514	79,418,727
Rollins Inc.	626,435	21,430,341
Stericycle Inc.(a)(b)	245,339	14,632,018
		361,817,458
Communications Equipment — 1.1%
Arista Networks Inc.(a)	652,902	93,854,662
Ciena Corp.(a)	414,844	31,930,543
CommScope Holding Co. Inc.(a)	546,104	6,028,988
F5 Inc.(a)	162,839	39,848,332
Juniper Networks Inc.	872,698	31,164,046
Lumentum Holdings Inc.(a)	196,301	20,762,757
Motorola Solutions Inc.	451,239	122,601,636
Ubiquiti Inc.	17,551	5,382,892
Viasat Inc.(a)(b)	188,665	8,403,139
		359,976,995
Construction & Engineering — 0.3%
AECOM(a)	369,827	28,606,118
MasTec Inc.(a)	150,589	13,896,353
Quanta Services Inc.	383,125	43,929,112
Valmont Industries Inc.	55,887	13,999,694
		100,431,277
Construction Materials — 0.5%
Eagle Materials Inc.	106,426	17,715,672
Martin Marietta Materials Inc.	168,430	74,196,784
Vulcan Materials Co.	358,170	74,348,928
		166,261,384
Consumer Finance — 0.9%
Ally Financial Inc.	937,492	44,633,994
Credit Acceptance Corp.(a)(b)	21,918	15,072,570
Discover Financial Services	793,250	91,667,970
OneMain Holdings Inc.	303,816	15,202,953
Santander Consumer USA Holdings Inc.	160,942	6,762,783
SLM Corp.	791,162	15,562,156
Synchrony Financial	1,478,694	68,596,615
Upstart Holdings Inc.(a)(b)	122,621	18,552,557
		276,051,598
Containers & Packaging — 1.4%
Amcor PLC.	4,187,172	50,287,936
AptarGroup Inc.	180,428	22,098,821
Ardagh Group SA(a)	58,704	1,325,243
Ardagh Metal Packaging SA(a)(b)	228,128	2,059,996
Avery Dennison Corp.	225,131	48,756,621
Ball Corp.	859,068	82,702,476
Berry Global Group Inc.(a)(b)	362,712	26,760,891
Crown Holdings Inc.	332,911	36,826,615
Graphic Packaging Holding Co.	766,748	14,951,586
International Paper Co.	1,046,369	49,158,416
Packaging Corp. of America	256,204	34,882,174
Sealed Air Corp.	405,848	27,382,564
Silgan Holdings Inc.	226,139	9,687,795
Sonoco Products Co.	269,116	15,579,125
Westrock Co.	710,449	31,515,518
		453,975,777
Distributors — 0.5%
Genuine Parts Co.	377,160	52,877,832
LKQ Corp.	737,722	44,285,452

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors (continued)
Pool Corp.	105,745	$59,851,670
		157,014,954
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions Inc.(a)	161,534	20,333,900
Chegg Inc.(a)(b)	393,697	12,086,498
frontdoor Inc.(a)	230,007	8,429,757
Grand Canyon Education Inc.(a)	107,331	9,199,340
H&R Block Inc.	487,157	11,477,419
Mister Car Wash Inc.(a)	208,033	3,788,281
Service Corp. International	439,151	31,175,329
Terminix Global Holdings Inc.(a)	328,185	14,843,807
		111,334,331
Diversified Financial Services — 0.2%
Equitable Holdings Inc.	981,549	32,184,992
Voya Financial Inc.	295,418	19,589,167
		51,774,159
Diversified Telecommunication Services — 0.1%
Lumen Technologies Inc.	2,761,158	34,652,533

Electric Utilities — 2.1%
Alliant Energy Corp.	681,200	41,873,364
Avangrid Inc.	151,454	7,554,526
Edison International	1,011,156	69,011,397
Entergy Corp.	544,025	61,284,416
Evergy Inc.	622,664	42,720,977
Eversource Energy	928,206	84,448,182
FirstEnergy Corp.	1,475,777	61,377,565
Hawaiian Electric Industries Inc.	282,703	11,732,174
IDACORP Inc.	135,037	15,301,042
NRG Energy Inc.	653,995	28,174,105
OGE Energy Corp.	551,761	21,176,587
PG&E Corp.(a)(b)	4,107,476	49,864,759
Pinnacle West Capital Corp.	309,253	21,830,169
PPL Corp.	2,036,483	61,216,679
Xcel Energy Inc.	1,462,411	99,005,225
		676,571,167
Electrical Equipment — 1.5%
Acuity Brands Inc.	94,900	20,092,228
AMETEK Inc.	627,220	92,226,429
ChargePoint Holdings Inc.(a)(b)	606,603	11,555,787
Fluence Energy Inc.(a)	92,090	3,274,720
Generac Holdings Inc.(a)	166,133	58,465,525
Hubbell Inc.	145,297	30,261,006
Nvent Electric PLC	446,630	16,971,940
Plug Power Inc.(a)(b)	1,389,976	39,239,023
Regal Rexnord Corp.	182,272	31,019,049
Rockwell Automation Inc.	314,745	109,798,793
Sensata Technologies Holding PLC(a)(b)	417,107	25,731,331
Shoals Technologies Group Inc., Class A(a)(b)	273,654	6,649,792
Sunrun Inc.(a)(b)	547,023	18,762,889
Vertiv Holdings Co.	870,080	21,725,898
		485,774,410
Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A	1,584,480	138,578,621
Arrow Electronics Inc.(a)(b)	187,581	25,186,501
Avnet Inc.	266,028	10,968,335
CDW Corp./DE	366,894	75,132,553
Cognex Corp.	465,752	36,216,876
Coherent Inc.(a)	65,595	17,483,691

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning Inc.	2,071,939	$77,138,289
IPG Photonics Corp.(a)	97,115	16,717,376
Jabil Inc.	396,964	27,926,417
Keysight Technologies Inc.(a)(b)	501,530	103,570,960
Littelfuse Inc.	66,206	20,833,704
National Instruments Corp.	366,706	16,014,051
TD SYNNEX Corp.	111,678	12,771,496
Teledyne Technologies Inc.(a)	125,091	54,651,007
Trimble Inc.(a)	679,123	59,212,734
Vontier Corp.	456,309	14,022,376
Zebra Technologies Corp., Class A(a)	144,046	85,736,179
		792,161,166
Energy Equipment & Services — 0.4%
Baker Hughes Co.	2,008,269	48,318,952
Halliburton Co.	2,404,211	54,984,306
NOV Inc.	1,044,924	14,158,720
		117,461,978
Entertainment — 1.1%
Liberty Media Corp.-Liberty Formula One,
Class A(a)(b)	69,189	4,105,675
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(a)(b)	542,161	34,286,262
Live Nation Entertainment Inc.(a)	373,494	44,703,497
Madison Square Garden Sports Corp.(a)(b)	50,569	8,785,352
Playtika Holding Corp.(a)(b)	281,945	4,874,829
Roku Inc.(a)(b)	319,997	73,023,315
Skillz Inc., Class A(a)(b)	865,940	6,442,594
Spotify Technology SA(a)(b)	371,210	86,874,276
Take-Two Interactive Software Inc.(a)	309,532	55,010,027
World Wrestling Entertainment Inc., Class A	119,367	5,889,568
Zynga Inc., Class A(a)	2,832,392	18,127,309
		342,122,704
Equity Real Estate Investment Trusts (REITs) — 7.7%
Alexandria Real Estate Equities Inc.	418,494	93,307,422
American Campus Communities Inc.	367,375	21,046,914
American Homes 4 Rent, Class A	759,997	33,143,469
Americold Realty Trust	728,501	23,887,548
Apartment Income REIT Corp.	421,207	23,027,387
AvalonBay Communities Inc.	379,200	95,782,128
Boston Properties Inc.	424,117	48,849,796
Brixmor Property Group Inc.	794,057	20,176,988
Camden Property Trust	267,659	47,825,310
Cousins Properties Inc.	397,512	16,011,783
CubeSmart	579,510	32,979,914
CyrusOne Inc.	343,413	30,811,014
Douglas Emmett Inc.	446,194	14,947,499
Duke Realty Corp.	1,029,530	67,578,349
EPR Properties	198,455	9,424,628
Equity LifeStyle Properties Inc.	473,457	41,503,241
Equity Residential	996,860	90,215,830
Essex Property Trust Inc.	175,843	61,937,180
Extra Space Storage Inc.	355,612	80,627,909
Federal Realty Investment Trust	207,428	28,276,585
First Industrial Realty Trust Inc.	345,225	22,853,895
Gaming and Leisure Properties Inc.	618,292	30,086,089
Healthcare Trust of America Inc., Class A	583,649	19,488,040
Healthpeak Properties Inc.	1,462,937	52,797,396
Highwoods Properties Inc.	275,571	12,287,711
Host Hotels & Resorts Inc.(a)	1,913,355	33,273,243
Hudson Pacific Properties Inc.	394,216	9,741,077

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Invitation Homes Inc.	1,616,388	$73,287,032
Iron Mountain Inc.	781,352	40,888,150
JBG SMITH Properties.	332,211	9,537,778
Kilroy Realty Corp.	320,579	21,305,680
Kimco Realty Corp.	1,585,892	39,092,238
Lamar Advertising Co., Class A	231,469	28,077,190
Life Storage Inc.	220,589	33,789,823
Medical Properties Trust Inc.	1,612,598	38,105,691
Mid-America Apartment Communities Inc.	312,927	71,797,971
National Retail Properties Inc.	468,279	22,510,172
Omega Healthcare Investors Inc.	649,074	19,206,100
Orion Office REIT Inc.(a)	149,517	2,791,482
Park Hotels & Resorts Inc.(a)	629,690	11,888,547
Rayonier Inc.	391,370	15,795,693
Realty Income Corp.	1,532,092	109,682,466
Regency Centers Corp.	461,807	34,797,158
Rexford Industrial Realty Inc.	410,665	33,309,038
SBA Communications Corp.	294,240	114,465,245
Simon Property Group Inc.	884,520	141,319,760
SL Green Realty Corp.	179,223	12,850,289
Spirit Realty Capital Inc.	335,100	16,148,469
STORE Capital Corp.	654,825	22,525,980
Sun Communities Inc.	310,793	65,257,206
UDR Inc.	833,011	49,972,330
Ventas Inc.	1,079,239	55,170,698
VICI Properties Inc.	1,703,578	51,294,734
Vornado Realty Trust	470,554	19,697,390
Welltower Inc.	1,179,564	101,171,204
Weyerhaeuser Co.	2,028,172	83,520,123
WP Carey Inc.	503,351	41,299,950
		2,442,443,932
Food & Staples Retailing — 0.5%
Albertsons Companies Inc., Class A	430,415	12,994,229
Casey’s General Stores Inc.	101,967	20,123,187
Grocery Outlet Holding Corp.(a)(b)	234,360	6,627,701
Kroger Co. (The)	2,002,820	90,647,633
U.S. Foods Holding Corp.(a)(b)	611,200	21,288,096
		151,680,846
Food Products — 2.1%
Archer-Daniels-Midland Co.	1,513,417	102,291,855
Beyond Meat Inc.(a)(b)	153,699	10,015,027
Bunge Ltd.	375,662	35,071,804
Campbell Soup Co.	536,358	23,310,119
Conagra Brands Inc.	1,273,323	43,483,980
Darling Ingredients Inc.(a)	434,514	30,107,475
Flowers Foods Inc.	502,740	13,810,268
Freshpet Inc.(a)	109,403	10,422,824
Hain Celestial Group Inc. (The)(a)(b)	241,057	10,271,439
Hershey Co. (The)	396,117	76,636,756
Hormel Foods Corp.	770,831	37,624,261
Ingredion Inc.	179,884	17,383,990
JM Smucker Co. (The)	283,814	38,547,617
Kellogg Co.	684,390	44,088,404
Lamb Weston Holdings Inc.	399,357	25,311,247
McCormick & Co. Inc./MD, NVS	676,361	65,343,236
Pilgrim’s Pride Corp.(a)	127,530	3,596,346
Post Holdings Inc.(a)	158,301	17,845,272
Seaboard Corp.	725	2,852,882

Security	Shares	Value

Food Products (continued)
Tyson Foods Inc., Class A	778,845	$67,884,130
		675,898,932
Gas Utilities — 0.3%
Atmos Energy Corp.	352,846	36,967,675
National Fuel Gas Co.	234,064	14,966,052
UGI Corp.	570,849	26,207,678
		78,141,405
Health Care Equipment & Supplies — 3.1%
ABIOMED Inc.(a)(b)	120,829	43,398,152
Cooper Companies Inc. (The)(b)	131,458	55,073,015
DENTSPLY SIRONA Inc.	592,563	33,059,090
Dexcom Inc.(a)	261,654	140,495,115
Envista Holdings Corp.(a)(b)	431,150	19,427,619
Figs Inc., Class A(a)(b)	267,729	7,378,611
Globus Medical Inc., Class A(a)	212,774	15,362,283
Hologic Inc.(a)	680,464	52,096,324
ICU Medical Inc.(a)	53,009	12,581,156
IDEXX Laboratories Inc.(a)	229,607	151,187,025
Insulet Corp.(a)	179,558	47,774,997
Integra LifeSciences Holdings Corp.(a)(b)	193,797	12,982,461
Masimo Corp.(a)	136,454	39,951,002
Novocure Ltd.(a)(b)	277,247	20,815,705
Penumbra Inc.(a)(b)	93,625	26,900,335
Quidel Corp.(a)(b)	100,747	13,599,838
ResMed Inc.	391,130	101,881,542
STERIS PLC	231,213	56,279,556
Tandem Diabetes Care Inc.(a)	168,212	25,319,270
Teleflex Inc.	125,941	41,369,100
Zimmer Biomet Holdings Inc.	568,323	72,199,754
		989,131,950
Health Care Providers & Services — 1.9%
Acadia Healthcare Co. Inc.(a)(b)	237,158	14,395,491
Agilon Health Inc.(a)(b)	452,366	12,213,882
Amedisys Inc.(a)	85,960	13,915,205
AmerisourceBergen Corp.	404,175	53,710,816
Cardinal Health Inc.	763,943	39,335,425
Chemed Corp.(b)	40,385	21,365,280
DaVita Inc.(a)(b)	181,724	20,672,922
Encompass Health Corp.	261,615	17,072,995
Guardant Health Inc.(a)(b)	241,332	24,138,027
Henry Schein Inc.(a)	377,863	29,295,718
Laboratory Corp. of America Holdings(a)	261,492	82,163,401
McKesson Corp.	414,273	102,975,840
Molina Healthcare Inc.(a)	156,320	49,722,266
Oak Street Health Inc.(a)(b)	265,901	8,811,959
Premier Inc., Class A	326,305	13,433,977
Quest Diagnostics Inc.	330,550	57,188,455
Signify Health Inc., Class A(a)(b)	171,246	2,435,118
Universal Health Services Inc., Class B	192,468	24,955,401
		587,802,178
Health Care Technology — 0.7%
Cerner Corp.	801,986	74,480,440
Certara Inc.(a)(b)	284,763	8,092,964
Change Healthcare Inc.(a)	680,422	14,547,422
Definitive Healthcare Corp.(a)(b)	31,259	854,309
Teladoc Health Inc.(a)(b)	409,891	37,636,192
Veeva Systems Inc., Class A(a)	371,411	94,888,082
		230,499,409

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.5%
Aramark	629,854	$23,210,120
Boyd Gaming Corp.(a)	220,171	14,436,612
Caesars Entertainment Inc.(a)	553,232	51,743,789
Carnival Corp.(a)(b)	2,305,914	46,394,990
Chipotle Mexican Grill Inc.(a)(b)	76,159	133,144,972
Choice Hotels International Inc.	93,366	14,564,162
Churchill Downs Inc.	99,154	23,886,199
Darden Restaurants Inc.	353,363	53,230,602
Domino’s Pizza Inc.	98,178	55,404,791
DraftKings Inc., Class A(a)(b)	837,658	23,010,465
Expedia Group Inc.(a)	393,441	71,102,657
Hilton Worldwide Holdings Inc.(a)	744,155	116,080,738
Hyatt Hotels Corp., Class A(a)	135,434	12,988,121
Marriott Vacations Worldwide Corp.	111,764	18,885,881
MGM Resorts International.	1,056,490	47,415,271
Norwegian Cruise Line Holdings Ltd.(a)(b)	1,014,282	21,036,209
Penn National Gaming Inc.(a)	444,905	23,068,324
Planet Fitness Inc., Class A(a)	223,371	20,232,945
Royal Caribbean Cruises Ltd.(a)	597,374	45,938,060
Six Flags Entertainment Corp.(a)	206,003	8,771,608
Travel + Leisure Co.	227,304	12,563,092
Vail Resorts Inc.	108,932	35,718,803
Wendy’s Co. (The)	477,975	11,399,704
Wyndham Hotels & Resorts Inc.	246,049	22,058,293
Wynn Resorts Ltd.(a)	288,995	24,576,135
Yum China Holdings Inc.	1,160,301	57,829,402
Yum! Brands Inc.	795,065	110,402,726
		1,099,094,671
Household Durables — 1.6%
DR Horton Inc.	889,665	96,484,169
Garmin Ltd.	410,323	55,873,683
Leggett & Platt Inc.	356,628	14,678,809
Lennar Corp., Class A	724,679	84,178,713
Lennar Corp., Class B	44,090	4,215,886
Mohawk Industries Inc.(a)	148,819	27,111,845
Newell Brands Inc.	1,042,463	22,767,392
NVR Inc.(a)	8,557	50,562,201
PulteGroup Inc.	682,965	39,038,279
Tempur Sealy International Inc.	476,142	22,392,958
Toll Brothers Inc.	300,277	21,737,052
TopBuild Corp.(a)	90,812	25,055,939
Whirlpool Corp.	160,943	37,766,884
		501,863,810
Household Products — 0.5%
Church & Dwight Co. Inc.	665,434	68,206,985
Clorox Co. (The)	333,370	58,126,393
Reynolds Consumer Products Inc.	155,652	4,887,473
Spectrum Brands Holdings Inc.	112,316	11,424,784
		142,645,635
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	1,796,702	43,659,859
Brookfield Renewable Corp., Class A	342,539	12,615,711
Vistra Corp.	1,312,792	29,892,274
		86,167,844
Insurance — 3.7%
Aflac Inc.	1,770,491	103,378,969
Alleghany Corp.(a)	35,974	24,015,883
American Financial Group Inc./OH	181,840	24,970,269
Arch Capital Group Ltd.(a)(b)	1,006,755	44,750,260

Security	Shares	Value

Insurance (continued)
Arthur J Gallagher & Co.	555,739	$94,292,236
Assurant Inc.	153,833	23,976,411
Assured Guaranty Ltd.	177,619	8,916,474
Athene Holding Ltd., Class A(a)	318,270	26,521,439
Axis Capital Holdings Ltd.	207,660	11,311,240
Brighthouse Financial Inc.(a)	214,986	11,136,275
Brown & Brown Inc.	638,983	44,907,725
Cincinnati Financial Corp.	406,949	46,363,700
CNA Financial Corp.	76,797	3,385,212
Erie Indemnity Co., Class A, NVS	67,322	12,970,257
Everest Re Group Ltd.	106,426	29,152,210
Fidelity National Financial Inc.	739,665	38,595,720
First American Financial Corp.	285,044	22,298,992
Globe Life Inc.	271,610	25,455,289
GoHealth Inc., Class A(a)(b)	170,177	644,971
Hanover Insurance Group Inc. (The)	95,821	12,558,300
Hartford Financial Services Group Inc. (The)	920,587	63,557,326
Kemper Corp.	163,431	9,608,108
Lemonade Inc.(a)(b)	102,416	4,312,738
Lincoln National Corp.	486,964	33,240,163
Loews Corp.	577,091	33,332,776
Markel Corp.(a)	36,458	44,989,172
Mercury General Corp.	73,063	3,876,723
Old Republic International Corp.	749,229	18,416,049
Primerica Inc.	105,123	16,112,202
Principal Financial Group Inc.	709,076	51,287,467
Prudential Financial Inc.	1,024,867	110,931,604
Reinsurance Group of America Inc.	181,780	19,903,092
RenaissanceRe Holdings Ltd.	122,775	20,789,491
Unum Group	545,266	13,397,186
W R Berkley Corp.	377,464	31,099,259
White Mountains Insurance Group Ltd.(b)	8,087	8,199,409
Willis Towers Watson PLC	336,066	79,812,314
		1,172,466,911
Interactive Media & Services — 0.9%
IAC/InterActiveCorp.(a)(b)	209,655	27,404,005
Match Group Inc.(a)(b)	765,433	101,228,514
Pinterest Inc., Class A(a)	1,522,336	55,336,914
TripAdvisor Inc.(a)(b)	263,965	7,195,686
Twitter Inc.(a)	2,118,942	91,580,673
Vimeo Inc.(a)(b)	390,037	7,005,065
		289,750,857
Internet & Direct Marketing Retail — 0.6%
DoorDash Inc., Class A(a)	396,794	59,082,627
Etsy Inc.(a)(b)	343,183	75,136,486
Qurate Retail Inc., Series A	996,929	7,576,660
Wayfair Inc., Class A(a)(b)	207,186	39,359,124
		181,154,897
IT Services — 3.5%
Akamai Technologies Inc.(a)(b)	436,380	51,073,915
Alliance Data Systems Corp.	134,026	8,922,111
Amdocs Ltd.	354,597	26,538,040
Broadridge Financial Solutions Inc.	313,687	57,348,257
Cloudflare Inc., Class A(a)	700,889	92,166,904
Concentrix Corp.	113,078	20,197,992
DXC Technology Co.(a)	678,811	21,850,926
EPAM Systems Inc.(a)(b)	145,505	97,262,817
Euronet Worldwide Inc.(a)	135,826	16,186,384
Fastly Inc., Class A(a)(b)	283,531	10,051,174

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
FleetCor Technologies Inc.(a)	215,067	$48,140,597
Gartner Inc.(a)	216,620	72,420,398
Genpact Ltd.	491,188	26,072,259
Globant SA(a)(b)	109,535	34,403,848
GoDaddy Inc., Class A(a)(b)	457,301	38,806,563
Jack Henry & Associates Inc.	201,436	33,637,798
MongoDB Inc.(a)(b)	171,957	91,025,438
Okta Inc.(a)(b)	341,398	76,531,190
Paychex Inc.	874,808	119,411,292
Paysafe Ltd.(a)(b)	1,887,878	7,381,603
Sabre Corp.(a)	851,225	7,312,023
Shift4 Payments Inc., Class A(a)(b)	115,141	6,670,118
SolarWinds Corp.	93,960	1,333,292
StoneCo Ltd., Class A(a)(b)	603,609	10,176,848
Switch Inc., Class A	307,342	8,802,275
Thoughtworks Holding Inc.(a)	115,205	3,088,646
VeriSign Inc.(a)	263,400	66,856,188
Western Union Co. (The)	1,085,672	19,368,389
WEX Inc.(a)	119,693	16,803,700
Wix.com Ltd.(a)	145,011	22,881,286
		1,112,722,271
Leisure Products — 0.5%
Brunswick Corp./DE	208,259	20,977,929
Hasbro Inc.	349,124	35,533,841
Hayward Holdings Inc.(a)(b)	134,359	3,524,237
Mattel Inc.(a)(b)	932,034	20,094,653
Peloton Interactive Inc., Class A(a)(b)	729,077	26,071,793
Polaris Inc.	154,446	16,975,160
YETI Holdings Inc.(a)(b)	229,536	19,012,467
		142,190,080
Life Sciences Tools & Services — 3.2%
10X Genomics Inc., Class A(a)(b)	227,683	33,915,660
Adaptive Biotechnologies Corp.(a)	291,827	8,188,666
Agilent Technologies Inc.	825,830	131,843,760
Avantor Inc.(a)	1,630,796	68,721,743
Bio-Rad Laboratories Inc., Class A(a)	57,803	43,674,213
Bio-Techne Corp.	106,533	55,113,782
Bruker Corp.	274,135	23,002,668
Charles River Laboratories International Inc.(a)	135,426	51,025,808
IQVIA Holdings Inc.(a)	517,379	145,973,311
Maravai LifeSciences Holdings Inc., Class A(a)(b)	297,163	12,451,130
Mettler-Toledo International Inc.(a)	61,405	104,217,180
PerkinElmer Inc.	341,630	68,688,128
QIAGEN NV(a)(b)	621,100	34,520,738
Repligen Corp.(a)(b)	147,485	39,059,927
Sotera Health Co.(a)(b)	269,588	6,348,797
Syneos Health Inc., Class A(a)	273,002	28,031,845
Waters Corp.(a)	163,766	61,019,212
West Pharmaceutical Services Inc.	198,881	93,277,178
		1,009,073,746
Machinery — 3.8%
AGCO Corp.	167,102	19,387,174
Allison Transmission Holdings Inc.	274,117	9,964,153
Colfax Corp.(a)(b)	317,185	14,580,994
Crane Co.	132,217	13,450,435
Cummins Inc.	389,284	84,918,412
Donaldson Co. Inc.	334,376	19,815,122
Dover Corp.	389,065	70,654,204
Flowserve Corp.	348,833	10,674,290

Security	Shares	Value

Machinery (continued)
Fortive Corp.	885,381	$67,545,716
Gates Industrial Corp. PLC(a)(b)	258,696	4,115,853
Graco Inc.	458,012	36,924,927
IDEX Corp.	206,327	48,759,197
Ingersoll Rand Inc.(b)	1,100,158	68,066,775
ITT Inc.	231,366	23,643,292
Lincoln Electric Holdings Inc.	153,663	21,431,379
Middleby Corp. (The)(a)(b)	150,950	29,700,922
Nordson Corp.	158,217	40,388,054
Oshkosh Corp.	182,950	20,620,294
Otis Worldwide Corp.	1,152,361	100,336,072
PACCAR Inc.	927,295	81,843,057
Parker-Hannifin Corp.	349,219	111,093,548
Pentair PLC	443,986	32,424,298
Snap-on Inc.	145,929	31,430,188
Stanley Black & Decker Inc.	439,122	82,827,192
Timken Co. (The)	172,266	11,936,311
Toro Co. (The)	287,026	28,676,768
Westinghouse Air Brake Technologies Corp.(b)	485,432	44,713,141
Woodward Inc.	159,569	17,466,423
Xylem Inc./NY	485,425	58,212,166
		1,205,600,357
Marine — 0.0%
Kirby Corp.(a)	159,794	9,494,960

Media — 1.4%
Altice USA Inc., Class A(a)	573,414	9,277,839
Cable One Inc.	14,599	25,744,607
Discovery Inc., Class A(a)(b)	437,558	10,300,115
Discovery Inc., Class C, NVS(a)(b)	846,008	19,373,583
DISH Network Corp., Class A(a)(b)	667,076	21,639,945
Fox Corp., Class A, NVS	864,433	31,897,578
Fox Corp., Class B	407,957	13,980,686
Interpublic Group of Companies Inc. (The)	1,070,496	40,090,075
Liberty Broadband Corp., Class A(a)(b)	62,319	10,027,127
Liberty Broadband Corp., Class C, NVS(a)(b)	381,885	61,521,674
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	251,685	12,798,182
Liberty Media Corp.-Liberty SiriusXM,
Class C, NVS(a)	434,803	22,109,733
Loyalty Ventures Inc.(a)(b)	53,613	1,612,143
New York Times Co. (The), Class A	453,444	21,901,345
News Corp., Class A, NVS	1,043,760	23,286,286
News Corp., Class B	339,754	7,644,465
Nexstar Media Group Inc., Class A	106,076	16,015,355
Omnicom Group Inc.	570,246	41,781,924
Sirius XM Holdings Inc.(b)	2,417,427	15,350,661
ViacomCBS Inc., Class A	14,354	478,993
ViacomCBS Inc., Class B, NVS	1,577,980	47,623,436
		454,455,752
Metals & Mining — 0.8%
Alcoa Corp.	503,559	30,002,045
Cleveland-Cliffs Inc.(a)	1,225,384	26,676,610
Nucor Corp.	774,302	88,386,573
Reliance Steel & Aluminum Co.	168,664	27,360,674
Royal Gold Inc.	181,887	19,136,331
Steel Dynamics Inc.	510,408	31,681,025
United States Steel Corp.	742,959	17,689,854
		240,933,112
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	1,403,517	21,108,896

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Annaly Capital Management Inc.	3,826,889	$29,926,272
New Residential Investment Corp.	1,160,540	12,429,383
Starwood Property Trust Inc.	784,223	19,056,619
		82,521,170
Multi-Utilities — 1.7%
Ameren Corp.	690,563	61,467,013
CenterPoint Energy Inc.	1,609,868	44,931,416
CMS Energy Corp.	785,439	51,092,807
Consolidated Edison Inc.	960,573	81,956,088
DTE Energy Co.	522,326	62,438,850
MDU Resources Group Inc.	554,913	17,113,517
NiSource Inc.	1,050,818	29,013,085
Public Service Enterprise Group Inc.	1,363,244	90,969,272
WEC Energy Group Inc.	853,382	82,837,791
		521,819,839
Multiline Retail — 0.4%
Dollar Tree Inc.(a)	603,032	84,738,057
Kohl’s Corp.	404,549	19,980,675
Nordstrom Inc.(a)	293,282	6,634,039
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	174,982	8,957,328
		120,310,099
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp.	896,646	8,679,533
APA Corp.	981,511	26,392,831
Cheniere Energy Inc.	635,432	64,445,513
Continental Resources Inc./OK	174,418	7,806,950
Coterra Energy Inc.	2,163,180	41,100,420
Devon Energy Corp.	1,826,395	80,452,700
Diamondback Energy Inc.	492,533	53,119,684
DTE Midstream LLC(a)	261,157	12,530,313
EQT Corp.(a)	822,711	17,943,327
Hess Corp.	751,397	55,625,920
HollyFrontier Corp.	401,403	13,157,990
Marathon Oil Corp.	2,106,448	34,587,876
Marathon Petroleum Corp.	1,665,683	106,587,055
New Fortress Energy Inc.	70,993	1,713,771
Occidental Petroleum Corp.	2,289,270	66,365,937
ONEOK Inc.	1,201,706	70,612,245
Phillips 66	1,189,930	86,222,328
Pioneer Natural Resources Co.	585,603	106,509,474
Targa Resources Corp.	605,630	31,638,111
Texas Pacific Land Corp.	15,717	19,628,490
Valero Energy Corp.	1,107,373	83,174,786
Williams Companies Inc. (The)	3,307,687	86,132,169
		1,074,427,423
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	237,401	18,600,368
Sylvamo Corp.(a)	96,412	2,688,931
		21,289,299
Personal Products — 0.1%
Coty Inc., Class A(a)	923,297	9,694,618
Herbalife Nutrition Ltd.(a)(b)	271,962	11,131,405
Olaplex Holdings Inc.(a)	218,958	6,378,247
		27,204,270
Pharmaceuticals — 0.7%
Catalent Inc.(a)	460,729	58,987,134
Elanco Animal Health Inc.(a)	1,211,094	34,370,848
Jazz Pharmaceuticals PLC(a)	162,320	20,679,568
Nektar Therapeutics(a)(b)	497,544	6,721,819

Security	Shares	Value

Pharmaceuticals (continued)
Organon & Co.	680,648	$20,725,732
Perrigo Co. PLC	358,247	13,935,808
Royalty Pharma PLC, Class A	886,921	35,343,802
Viatris Inc.	3,285,250	44,449,432
		235,214,143
Professional Services — 2.3%
Booz Allen Hamilton Holding Corp.	361,120	30,619,365
CACI International Inc., Class A(a)	62,321	16,777,436
Clarivate PLC(a)(b)	1,179,148	27,733,561
CoStar Group Inc.(a)(b)	1,065,694	84,221,797
Dun & Bradstreet Holdings Inc.(a)(b)	429,404	8,798,488
Equifax Inc.	327,739	95,958,702
FTI Consulting Inc.(a)(b)	89,975	13,803,964
IHS Markit Ltd.	1,012,663	134,603,166
Jacobs Engineering Group Inc.	351,207	48,898,551
Legalzoomcom Inc.(a)(b)	51,331	824,889
Leidos Holdings Inc.	381,029	33,873,478
ManpowerGroup Inc.	151,787	14,773,429
Nielsen Holdings PLC	956,359	19,614,923
Robert Half International Inc.	295,593	32,964,531
Science Applications International Corp.	155,220	12,974,840
TransUnion.	519,010	61,544,206
Verisk Analytics Inc.	429,405	98,217,806
		736,203,132
Real Estate Management & Development — 0.6%
CBRE Group Inc., Class A(a)	903,320	98,019,253
Howard Hughes Corp. (The)(a)(b)	112,009	11,400,276
Jones Lang LaSalle Inc.(a)	136,982	36,894,732
Opendoor Technologies Inc.(a)(b)	1,263,232	18,455,820
Zillow Group Inc., Class A(a)(b)	159,341	9,914,197
Zillow Group Inc., Class C, NVS(a)(b)	459,217	29,321,005
		204,005,283
Road & Rail — 0.9%
AMERCO	24,830	18,032,291
JB Hunt Transport Services Inc.	229,164	46,841,121
Knight-Swift Transportation Holdings Inc.	431,839	26,316,269
Landstar System Inc.	106,042	18,983,639
Lyft Inc., Class A(a)(b)	791,797	33,833,486
Old Dominion Freight Line Inc.	276,626	99,137,226
Ryder System Inc.	139,496	11,498,655
Schneider National Inc., Class B	130,148	3,502,283
TuSimple Holdings Inc., Class A(a)(b)	359,351	12,882,733
XPO Logistics Inc.(a)	260,637	20,181,123
		291,208,826
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems Inc.(a)	108,622	3,929,944
Brooks Automation Inc	197,243	20,337,726
Cirrus Logic Inc.(a)	154,350	14,203,287
Enphase Energy Inc.(a)	356,907	65,292,567
Entegris Inc.	365,867	50,701,849
First Solar Inc.(a)(b)	285,300	24,866,748
GLOBALFOUNDRIES Inc.(a)(b)	142,096	9,231,977
Marvell Technology Inc.	2,221,136	194,327,189
Microchip Technology Inc.	1,475,895	128,491,419
MKS Instruments Inc.	148,437	25,853,272
Monolithic Power Systems Inc.	121,775	60,075,261
ON Semiconductor Corp.(a)(b)	1,149,988	78,107,185
Qorvo Inc.(a)	300,617	47,013,493
Skyworks Solutions Inc.	445,371	69,094,857

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Teradyne Inc.	441,227	$72,153,851
Universal Display Corp.	118,952	19,630,648
Wolfspeed Inc.(a)(b)	311,828	34,853,015
Xilinx Inc.	667,685	141,569,250
		1,059,733,538
Software — 7.9%
Alteryx Inc., Class A(a)(b)	158,086	9,564,203
Anaplan Inc.(a)(b)	382,388	17,532,490
ANSYS Inc.(a)	236,243	94,761,792
Aspen Technology Inc.(a)	180,920	27,536,024
Avalara Inc.(a)(b)	232,366	30,000,774
Bentley Systems Inc., Class B(b)	370,722	17,916,994
Bill.com Holdings Inc.(a)	248,749	61,975,813
Black Knight Inc.(a)	415,020	34,401,008
C3.ai Inc., Class A(a)(b)	160,737	5,023,031
Cadence Design Systems Inc.(a)	745,613	138,944,983
CDK Global Inc.	326,911	13,645,265
Ceridian HCM Holding Inc.(a)	354,654	37,047,157
Citrix Systems Inc.	337,314	31,906,531
Coupa Software Inc.(a)	198,207	31,326,616
Crowdstrike Holdings Inc., Class A(a)	532,925	109,116,394
Datadog Inc., Class A(a)	689,046	122,725,983
Datto Holding Corp.(a)	68,149	1,795,726
DocuSign Inc.(a)	522,405	79,567,506
Dolby Laboratories Inc., Class A	172,266	16,403,169
DoubleVerify Holdings Inc.(a)(b)	140,141	4,663,892
Dropbox Inc., Class A(a)(b)	816,975	20,048,566
Duck Creek Technologies Inc.(a)(b)	191,356	5,761,729
Dynatrace Inc.(a)(b)	533,705	32,209,097
Elastic NV(a)(b)	198,695	24,457,368
Everbridge Inc.(a)(b)	103,259	6,952,428
Fair Isaac Corp.(a)	71,785	31,131,001
Five9 Inc.(a)	185,311	25,446,906
Fortinet Inc.(a)	363,637	130,691,138
Guidewire Software Inc.(a)(b)	225,122	25,558,101
HubSpot Inc.(a)	122,038	80,441,348
Informatica Inc.(a)(b)	90,691	3,353,753
Jamf Holding Corp.(a)(b)	142,922	5,432,465
MANDIANT Inc.(a)(b)	638,475	11,198,851
Manhattan Associates Inc.(a)	174,063	27,065,056
McAfee Corp., Class A	220,956	5,698,455
N-Able Inc.(a)(b)	93,958	1,042,934
nCino Inc.(a)(b)	152,248	8,352,325
NCR Corp.(a)(b)	341,830	13,741,566
New Relic Inc.(a)	138,301	15,207,578
NortonLifeLock Inc.	1,496,714	38,884,630
Nuance Communications Inc.(a)	774,954	42,870,455
Nutanix Inc., Class A(a)	570,347	18,171,255
Palantir Technologies Inc., Class A(a)(b)	4,495,774	81,868,045
Palo Alto Networks Inc.(a)(b)	258,743	144,057,753
Paycom Software Inc.(a)	137,637	57,145,506
Paycor HCM Inc.(a)(b)	87,923	2,533,062
Paylocity Holding Corp.(a)	106,381	25,122,937
Pegasystems Inc.	114,359	12,787,623
Procore Technologies Inc.(a)	161,273	12,897,002
PTC Inc.(a)	287,012	34,771,504
RingCentral Inc., Class A(a)	221,776	41,549,734
Smartsheet Inc., Class A(a)	326,648	25,298,888
Splunk Inc.(a)(b)	437,262	50,599,959
SS&C Technologies Holdings Inc.	609,322	49,952,218

Security	Shares	Value

Software (continued)
Synopsys Inc.(a)	411,883	$151,778,885
Teradata Corp.(a)(b)	287,156	12,195,515
Trade Desk Inc. (The), Class A(a)(b)	1,176,104	107,778,171
Tyler Technologies Inc.(a)	109,162	58,723,698
Unity Software Inc.(a)	408,643	58,431,863
Zendesk Inc.(a)(b)	320,060	33,379,057
Zscaler Inc.(a)(b)	213,640	68,648,941
		2,489,092,717
Specialty Retail — 3.0%
Advance Auto Parts Inc.	170,474	40,893,303
AutoNation Inc.(a)	111,925	13,078,436
AutoZone Inc.(a)	56,704	118,873,699
Bath & Body Works Inc.	661,732	46,182,276
Best Buy Co. Inc.	665,158	67,580,053
Burlington Stores Inc.(a)(b)	180,597	52,645,831
CarMax Inc.(a)	442,142	57,580,153
Carvana Co.(a)(b)	211,540	49,032,857
Dick’s Sporting Goods Inc.	173,328	19,930,987
Five Below Inc.(a)	150,903	31,220,322
Floor & Decor Holdings Inc., Class A(a)	274,936	35,744,429
Foot Locker Inc.	240,801	10,506,148
GameStop Corp., Class A(a)(b)	174,239	25,855,325
Gap Inc. (The)	542,690	9,578,479
Leslie’s Inc.(a)(b)	364,459	8,623,100
Lithia Motors Inc.	79,280	23,542,196
O’Reilly Automotive Inc.(a)	180,463	127,448,384
Penske Automotive Group Inc.	84,302	9,038,860
Petco Health & Wellness Co. Inc.(a)(b)	149,832	2,965,175
RH(a)(b)	47,383	25,394,445
Tractor Supply Co.	307,473	73,363,058
Ulta Beauty Inc.(a)	144,284	59,494,065
Victoria’s Secret & Co.(a)(b)	200,917	11,158,930
Vroom Inc.(a)(b)	308,812	3,332,081
Williams-Sonoma Inc.	201,326	34,050,266
		957,112,858
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	3,529,728	55,663,811
HP Inc.	3,123,486	117,661,718
NetApp Inc.	604,792	55,634,816
Pure Storage Inc., Class A(a)	724,521	23,583,158
Western Digital Corp.(a)	845,271	55,120,122
Xerox Holdings Corp.	381,264	8,631,817
		316,295,442
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)	396,517	25,737,919
Carter’s Inc.	109,570	11,090,675
Columbia Sportswear Co.	107,080	10,433,875
Deckers Outdoor Corp.(a)(b)	74,311	27,220,862
Hanesbrands Inc.	930,187	15,552,727
Lululemon Athletica Inc.(a)	309,779	121,262,990
PVH Corp.	190,373	20,303,280
Ralph Lauren Corp.	132,256	15,719,948
Skechers U.S.A. Inc., Class A(a)	353,261	15,331,527
Tapestry Inc.	762,739	30,967,203
Under Armour Inc., Class A(a)	505,309	10,707,498
Under Armour Inc., Class C, NVS(a)	548,789	9,900,154
VF Corp.	875,285	64,088,368
		378,317,026

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	863,063	$12,445,369
New York Community Bancorp. Inc.	1,210,034	14,774,515
Rocket Companies Inc., Class A(b)	363,453	5,088,342
TFS Financial Corp.	146,083	2,610,503
UWM Holdings Corp.(b)	251,847	1,490,934
		36,409,663
Trading Companies & Distributors — 1.0%
Air Lease Corp.	287,093	12,698,123
Core & Main Inc., Class A(a)(b)	95,087	2,884,940
Fastenal Co.	1,560,492	99,965,118
MSC Industrial Direct Co. Inc., Class A	120,356	10,117,125
SiteOne Landscape Supply Inc.(a)(b)	118,398	28,685,467
United Rentals Inc.(a)	196,000	65,128,840
Univar Solutions Inc.(a)	448,683	12,720,163
Watsco Inc.	88,378	27,651,709
WW Grainger Inc.	124,392	64,464,910
		324,316,395
Water Utilities — 0.4%
American Water Works Co. Inc.	491,087	92,746,691
Essential Utilities Inc.	624,770	33,543,901
		126,290,592

Total Common Stocks — 99.8%
(Cost: $19,424,102,723)		31,555,199,105

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	1,082,222,768	$1,082,547,434
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	36,390,000	36,390,000
		1,118,937,434

Total Short-Term Investments — 3.5%
(Cost: $1,118,616,156)		1,118,937,434

Total Investments in Securities — 103.3%
(Cost: $20,542,718,879)		32,674,136,539

Other Assets, Less Liabilities — (3.3)%		(1,053,625,991)

Net Assets — 100.0%		$31,620,510,548

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$770,892,251	$311,952,237	(a)	$—	$(68,667)	$(228,387)	$1,082,547,434	1,082,222,768	$2,110,252	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	33,520,000	2,870,000	(a)	—	—	—	36,390,000	36,390,000	2,673		—
					$(68,667)	$(228,387)	$1,118,937,434		$2,112,925		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	87	03/18/22	$20,700	$339,258
S&P Mid 400 E-Mini Index	134	03/18/22	38,025	716,542
				$1,055,800

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
December 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$31,553,873,862	$1,325,243	$—	$31,555,199,105
Money Market Funds	1,118,937,434	—	—	1,118,937,434
	$32,672,811,296	$1,325,243	$—	$32,674,136,539
Derivative financial instruments(a)
Assets
Futures Contracts	$1,055,800	$—	$—	$1,055,800

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust